CURRENT AND DEFERRED TAXES - Schedule of balances of deferred tax (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	$ 10,549	$ 4,782
Liabilities	312,677	382,359
Properties, Plants and equipment
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(821,883)	(941,136)
Liabilities	53,543	70,745
Assets by right of use
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(720,694)	(585,957)
Liabilities	109	54
Lease Liabilities
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	892,657	792,781
Liabilities	(113)	(74)
Amortization
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(101,193)	(112,002)
Liabilities	0	10
Provisions
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	80,355	222,409
Liabilities	76,280	81,091
Revaluation of financial instruments
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	0	(889)
Liabilities	0	0
Tax losses
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	664,990	613,264
Liabilities	(68,493)	(86,320)
Intangibles
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	0	0
Liabilities	234,854	300,359
Other
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	16,317	16,312
Liabilities	$ 16,497	$ 16,494